Distribution Date:	08/17/26	Benchmark 2023-V2 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-V2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Raul D. Orozco	raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18
			Attention: General Counsel	compliance@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	BellOak, LLC
Historical Liquidated Loan Detail	24	Representations Reviewer

Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Reporting	Reporting@belloakadvisors.com
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163TAA0	5.850100%	4,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163TAB8	5.357600%	200,000,000.00	199,458,499.18	115,827.62	890,515.71	0.00	0.00	1,006,343.33	199,342,671.56	30.19%	30.00%
A-3	08163TAC6	5.811800%	397,022,000.00	397,022,000.00	0.00	1,922,843.72	0.00	0.00	1,922,843.72	397,022,000.00	30.19%	30.00%
A-S	08163TAD4	6.537400%	90,265,000.00	90,265,000.00	0.00	491,748.68	0.00	0.00	491,748.68	90,265,000.00	19.62%	19.50%
B	08163TAE2	6.995109%	42,984,000.00	42,984,000.00	0.00	250,564.82	0.00	0.00	250,564.82	42,984,000.00	14.59%	14.50%
C	08163TAF9	6.995109%	32,238,000.00	32,238,000.00	0.00	187,923.62	0.00	0.00	187,923.62	32,238,000.00	10.82%	10.75%
D	08163TAR3	4.000000%	19,343,000.00	19,343,000.00	0.00	64,476.67	0.00	0.00	64,476.67	19,343,000.00	8.55%	8.50%
E-RR	08163TAJ1	6.995109%	8,596,000.00	8,596,000.00	0.00	50,108.30	0.00	0.00	50,108.30	8,596,000.00	7.55%	7.50%
F-RR	08163TAL6	6.995109%	18,268,000.00	18,268,000.00	0.00	106,488.88	0.00	0.00	106,488.88	18,268,000.00	5.41%	5.38%
G-RR	08163TAN2	6.995109%	12,895,000.00	12,895,000.00	0.00	75,168.28	0.00	0.00	75,168.28	12,895,000.00	3.90%	3.88%
J-RR	08163TAQ5	6.995109%	33,313,341.00	33,313,341.00	0.00	78,005.46	0.00	0.00	78,005.46	33,313,341.00	0.00%	0.00%
R	08163TAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			859,674,341.00	854,382,840.18	115,827.62	4,117,844.14	0.00	0.00	4,233,671.76	854,267,012.56

X-A	08163TAG7	1.219855%	692,037,000.00	686,745,499.18	0.00	698,108.50	0.00	0.00	698,108.50	686,629,671.56
X-D	08163TAV4	2.995109%	19,343,000.00	19,343,000.00	0.00	48,278.67	0.00	0.00	48,278.67	19,343,000.00
Notional SubTotal			711,380,000.00	706,088,499.18	0.00	746,387.17	0.00	0.00	746,387.17	705,972,671.56

Deal Distribution Total					115,827.62	4,864,231.31	0.00	0.00	4,980,058.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163TAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163TAB8	997.29249590	0.57913810	4.45257855	0.00000000	0.00000000	0.00000000	0.00000000	5.03171665	996.71335780
A-3	08163TAC6	1,000.00000000	0.00000000	4.84316668	0.00000000	0.00000000	0.00000000	0.00000000	4.84316668	1,000.00000000
A-S	08163TAD4	1,000.00000000	0.00000000	5.44783338	0.00000000	0.00000000	0.00000000	0.00000000	5.44783338	1,000.00000000
B	08163TAE2	1,000.00000000	0.00000000	5.82925786	0.00000000	0.00000000	0.00000000	0.00000000	5.82925786	1,000.00000000
C	08163TAF9	1,000.00000000	0.00000000	5.82925802	0.00000000	0.00000000	0.00000000	0.00000000	5.82925802	1,000.00000000
D	08163TAR3	1,000.00000000	0.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	3.33333351	1,000.00000000
E-RR	08163TAJ1	1,000.00000000	0.00000000	5.82925779	0.00000000	0.00000000	0.00000000	0.00000000	5.82925779	1,000.00000000
F-RR	08163TAL6	1,000.00000000	0.00000000	5.82925772	0.00000000	0.00000000	0.00000000	0.00000000	5.82925772	1,000.00000000
G-RR	08163TAN2	1,000.00000000	0.00000000	5.82925785	0.00000000	0.00000000	0.00000000	0.00000000	5.82925785	1,000.00000000
J-RR	08163TAQ5	1,000.00000000	0.00000000	2.34156820	3.48768981	41.93243061	0.00000000	0.00000000	2.34156820	1,000.00000000
R	08163TAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163TAG7	992.35373135	0.00000000	1.00877337	0.00000000	0.00000000	0.00000000	0.00000000	1.00877337	992.18635934
X-D	08163TAV4	1,000.00000000	0.00000000	2.49592462	0.00000000	0.00000000	0.00000000	0.00000000	2.49592462	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	890,515.71	0.00	890,515.71	0.00	0.00	0.00	890,515.71	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,922,843.72	0.00	1,922,843.72	0.00	0.00	0.00	1,922,843.72	0.00
X-A	07/01/26 - 07/30/26	30	0.00	698,108.50	0.00	698,108.50	0.00	0.00	0.00	698,108.50	0.00
A-S	07/01/26 - 07/30/26	30	0.00	491,748.68	0.00	491,748.68	0.00	0.00	0.00	491,748.68	0.00
B	07/01/26 - 07/30/26	30	0.00	250,564.82	0.00	250,564.82	0.00	0.00	0.00	250,564.82	0.00
C	07/01/26 - 07/30/26	30	0.00	187,923.62	0.00	187,923.62	0.00	0.00	0.00	187,923.62	0.00
X-D	07/01/26 - 07/30/26	30	0.00	48,278.67	0.00	48,278.67	0.00	0.00	0.00	48,278.67	0.00
D	07/01/26 - 07/30/26	30	0.00	64,476.67	0.00	64,476.67	0.00	0.00	0.00	64,476.67	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	50,108.30	0.00	50,108.30	0.00	0.00	0.00	50,108.30	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	106,488.88	0.00	106,488.88	0.00	0.00	0.00	106,488.88	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	75,168.28	0.00	75,168.28	0.00	0.00	0.00	75,168.28	0.00
J-RR	07/01/26 - 07/30/26	30	1,273,300.36	194,192.06	0.00	194,192.06	116,186.60	0.00	0.00	78,005.46	1,396,909.36
Totals			1,273,300.36	4,980,417.91	0.00	4,980,417.91	116,186.60	0.00	0.00	4,864,231.31	1,396,909.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,980,058.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,005,678.26	Master Servicing Fee	15,784.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,828.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	367.86
ARD Interest	0.00	Operating Advisor Fee	1,280.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,005,678.26	Total Fees	25,260.42

Principal		Expenses/Reimbursements
Scheduled Principal	115,827.62	Reimbursement for Interest on Advances	13.50
Unscheduled Principal Collections		ASER Amount	85,058.65
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,114.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	115,827.62	Total Expenses/Reimbursements	116,186.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,864,231.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	115,827.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,980,058.93
Total Funds Collected	5,121,505.88	Total Funds Distributed	5,121,505.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	854,382,840.23	854,382,840.23	Beginning Certificate Balance	854,382,840.18
(-) Scheduled Principal Collections	115,827.62	115,827.62	(-) Principal Distributions	115,827.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	854,267,012.61	854,267,012.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	854,519,435.69	854,519,435.69	Ending Certificate Balance	854,267,012.56
Ending Actual Collateral Balance	854,428,649.89	854,428,649.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP
$9,999,999 or less	12	55,032,365.23	6.44%	19	6.6477	1.630379	1.49 or less	12	337,045,927.49	39.45%	21	6.9891	1.268548
$10,000,000 to $19,999,999	11	134,668,057.07	15.76%	19	6.3447	1.834397	1.5000000 to 1.999999	16	253,498,559.34	29.67%	20	7.1316	1.778809
$20,000,000 to $29,999,999	5	104,557,259.34	12.24%	20	6.5132	1.809547	2.0000000 to 2.499999	11	230,421,000.00	26.97%	19	6.2142	2.148213
$30,000,000 to $39,999,999	7	251,391,300.00	29.43%	20	6.9311	1.834160	2.5000000 or greater	1	11,027,057.07	1.29%	4	3.9300	3.650000
$40,000,000 to $49,999,999	1	40,000,000.00	4.68%	21	7.6300	1.880000	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
$50,000,000 or greater	4	246,343,562.26	28.84%	21	6.8597	1.426768
Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP
							Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP
Arizona	2	53,178,000.00	6.22%	19	5.3021	2.011449
							Industrial	15	121,873,559.34	14.27%	21	7.0776	1.590433
California	3	106,035,607.87	12.41%	20	7.2305	1.717765
							Lodging	3	53,252,365.23	6.23%	20	7.9360	1.959977
Georgia	3	80,552,365.23	9.43%	21	7.8575	1.527794
							Mixed Use	3	133,343,562.26	15.61%	21	7.0171	1.412404
Illinois	2	18,741,000.00	2.19%	20	6.8803	2.318814
							Multi-Family	31	134,200,000.01	15.71%	21	7.1106	1.326334
Kentucky	2	27,061,000.00	3.17%	21	6.6850	1.860000
							Office	6	166,725,000.00	19.52%	21	5.9363	1.889697
Massachusetts	2	48,400,000.00	5.67%	21	7.8529	1.997025
							Other	1	10,700,000.00	1.25%	21	7.3700	1.000000
Michigan	1	19,125,000.00	2.24%	21	7.3500	1.350000
							Retail	6	207,726,057.07	24.32%	18	6.5655	1.999455
Minnesota	1	6,000,300.00	0.70%	21	6.6850	1.860000
							Totals	66	854,267,012.61	100.00%	20	6.8038	1.707049
Nevada	1	11,027,057.07	1.29%	4	3.9300	3.650000

New Jersey	2	98,000,000.00	11.47%	20	6.1700	2.069082

New York	30	137,250,000.01	16.07%	19	6.1916	1.611566

North Carolina	1	2,149,878.83	0.25%	20	6.8100	1.730000

Ohio	7	58,575,206.66	6.86%	21	7.3251	1.367517

South Carolina	2	24,545,166.75	2.87%	22	4.5717	1.521201

Texas	4	125,950,000.00	14.74%	21	7.4230	1.332247

Utah	1	3,229,961.49	0.38%	20	6.8100	1.730000

Washington	1	8,000,000.00	0.94%	19	5.5850	0.910000

Totals	66	854,267,012.61	100.00%	20	6.8038	1.707049

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP
	5.4999% or less	4	53,877,057.07	6.31%	17	4.1513	2.185481	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	7	123,000,000.00	14.40%	19	5.8474	2.013659	13 months or greater	40	831,992,543.90	97.39%	20	6.7774	1.699206
	6.0000% to 6.9999%	11	245,598,559.34	28.75%	20	6.4211	1.765945	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
	7.0000% to 7.4999%	6	176,150,000.00	20.62%	21	7.3380	1.222773
	7.5000 or greater	12	233,366,927.49	27.32%	21	7.8256	1.710586
	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP
	55 months or less	40	831,992,543.90	97.39%	20	6.7774	1.699206	Interest Only	35	723,882,300.00	84.74%	20	6.7086	1.699118
56 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	358 or less	5	108,110,243.90	12.66%	19	7.2379	1.699794
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	22,274,468.71	2.61%	21	7.7915	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	719,431,243.90	84.22%	20	6.7167	1.758177
	13 months to 24 months	3	112,561,300.00	13.18%	21	7.1652	1.322293
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	854,267,012.61	100.00%	20	6.8038	1.707049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-A-1	30509742	Various Various		Various	Actual/360	7.350%	246,837.50	0.00	0.00	N/A	05/01/28	--	39,000,000.00	39,000,000.00	08/01/26
1A2-A	30509744				Actual/360	7.350%	227,850.00	0.00	0.00	N/A	05/01/28	--	36,000,000.00	36,000,000.00	08/01/26
2A1	30509740	MF	Austin	TX	Actual/360	7.370%	475,979.17	0.00	0.00	N/A	05/06/28	--	75,000,000.00	75,000,000.00	02/06/25
3A1	30509720	RT	Atlanta	GA	Actual/360	7.870%	135,538.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	08/01/26
3A2	30509721				Actual/360	7.870%	135,538.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	08/01/26
3A8	30509727				Actual/360	7.870%	101,654.17	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	08/01/26
3A10	30509729				Actual/360	7.870%	67,769.44	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	08/01/26
4A1	30509703	OF	Jersey City	NJ	Actual/360	5.840%	251,444.44	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	08/06/26
4A7	30509709				Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	08/06/26
5	30509739	MU	Los Angeles	CA	Actual/360	7.830%	413,858.62	40,947.05	0.00	N/A	05/06/28	--	61,384,509.31	61,343,562.26	08/06/26
6	30530265	MU	New York	NY	Actual/360	6.080%	314,133.33	0.00	0.00	N/A	05/06/28	--	60,000,000.00	60,000,000.00	08/06/26
7A1	30530227	RT	Valley Stream	NY	Actual/360	5.899%	182,869.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	08/06/26
7A4-1	30530230				Actual/360	5.899%	33,018.01	0.00	0.00	N/A	01/06/28	--	6,500,000.00	6,500,000.00	08/06/26
7A13-2	30509687				Actual/360	5.899%	25,398.47	0.00	0.00	N/A	01/06/28	--	5,000,000.00	5,000,000.00	08/06/26
7A15-2	30509691				Actual/360	5.899%	12,699.24	0.00	0.00	N/A	01/06/28	--	2,500,000.00	2,500,000.00	08/06/26
8A5	30321670	OF	Houston	TX	Actual/360	7.630%	262,811.11	0.00	0.00	N/A	05/06/28	--	40,000,000.00	40,000,000.00	08/06/26
9	30509751	LO	Charlestown	MA	Actual/360	7.990%	259,386.47	0.00	0.00	N/A	05/06/28	--	37,700,000.00	37,700,000.00	08/06/26
10	30509635	RT	Encino	CA	Actual/360	6.320%	199,348.60	0.00	0.00	N/A	03/05/28	--	36,630,000.00	36,630,000.00	08/05/26
11A1-C4	30321671	RT	Scottsdale	AZ	Actual/360	6.043%	45,835.52	0.00	0.00	N/A	03/06/28	--	8,808,000.00	8,808,000.00	08/06/26
11A1-C4-B	30513131				Actual/360	6.338%	3,743.84	0.00	0.00	N/A	03/06/28	--	686,000.00	686,000.00	08/06/26
11A1-C4-C	30513132				Actual/360	9.025%	3,932.23	0.00	0.00	N/A	03/06/28	--	506,000.00	506,000.00	08/06/26
11A2-C2-
	30513133				Actual/360	6.338%	9,359.60	0.00	0.00	N/A	03/06/28	--	1,715,000.00	1,715,000.00	08/06/26
1B
11A2-C2-
	30513134				Actual/360	9.025%	9,830.58	0.00	0.00	N/A	03/06/28	--	1,265,000.00	1,265,000.00	08/06/26
1C
11A2-C2-1	30321672				Actual/360	6.043%	114,588.81	0.00	0.00	N/A	03/06/28	--	22,020,000.00	22,020,000.00	08/06/26
12	30509713	IN	Various	Various	Actual/360	6.685%	190,318.29	0.00	0.00	N/A	05/05/28	--	33,061,300.00	33,061,300.00	06/05/26
13	30509628	MF	Atlantic City	NJ	Actual/360	6.820%	193,801.67	0.00	0.00	N/A	04/05/28	--	33,000,000.00	33,000,000.00	08/05/26
14	30509718	LO	Las Vegas	NV	Actual/360	7.792%	149,522.31	11,117.60	0.00	N/A	05/06/28	--	22,285,586.31	22,274,468.71	08/06/26
15A3	30508056	OF	Phoenix	AZ	Actual/360	4.280%	82,372.17	0.00	0.00	N/A	04/05/28	--	22,350,000.00	22,350,000.00	08/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16A4-2	30321673	IN	Various	Various	Actual/360	6.810%	118,528.30	25,041.82	0.00	N/A	04/06/28	--	20,212,301.16	20,187,259.34	02/06/26
17A2	30508054	OF	Greenville	SC	Actual/360	4.130%	35,563.89	0.00	0.00	N/A	06/05/28	--	10,000,000.00	10,000,000.00	08/05/26
17A3	30509475				Actual/360	4.130%	37,342.08	0.00	0.00	N/A	06/05/28	--	10,500,000.00	10,500,000.00	08/05/26
18	30509665	LO	Locust Grove	GA	Actual/360	7.805%	53,933.60	5,484.27	0.00	N/A	03/06/28	--	8,024,672.67	8,019,188.40	08/06/26
19	30509664	LO	Jackson	GA	Actual/360	7.805%	50,664.90	5,151.89	0.00	N/A	03/06/28	--	7,538,328.72	7,533,176.83	08/06/26
20	30509717	MF	Brooklyn	NY	Actual/360	6.521%	85,639.98	0.00	0.00	N/A	04/06/28	--	15,250,000.00	15,250,000.00	08/06/26
21	30509669	RT	Chicago	IL	Actual/360	6.754%	82,824.86	0.00	0.00	N/A	04/06/28	--	14,241,000.00	14,241,000.00	08/06/26
22A4-B	30321476	RT	Reno	NV	Actual/360	3.930%	37,412.44	28,084.99	0.00	N/A	12/01/26	--	11,055,142.06	11,027,057.07	08/01/26
23	30509690	MU	Brooklyn	NY	Actual/360	7.550%	78,016.67	0.00	0.00	N/A	04/06/28	--	12,000,000.00	12,000,000.00	08/06/26
24	30509741	MF	Odessa	TX	Actual/360	7.030%	66,287.04	0.00	0.00	N/A	05/06/28	--	10,950,000.00	10,950,000.00	08/06/26
25	30509750	98	Charlestown	MA	Actual/360	7.370%	67,906.36	0.00	0.00	N/A	05/06/28	--	10,700,000.00	10,700,000.00	08/06/26
26A4-2	30509692	OF	Seattle	WA	Actual/360	5.585%	38,474.44	0.00	0.00	N/A	03/09/28	--	8,000,000.00	8,000,000.00	08/09/26
27	30509682	IN	Chicago Heights	IL	Actual/360	7.280%	28,210.00	0.00	0.00	N/A	04/06/28	--	4,500,000.00	4,500,000.00	04/06/26
Totals							5,005,678.26	115,827.62	0.00				854,382,840.23	854,267,012.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-A-1	18,772,200.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-A	18,772,200.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	08/12/25	13,407,232.55	1,001,497.00	389,901.39	7,379,034.28	10,722.13	0.00
3A1	25,013,753.04	6,017,229.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	25,013,753.04	6,017,229.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A8	25,013,753.04	6,017,229.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A10	25,013,753.04	6,017,229.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	22,727,302.22	30,444,416.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	22,727,302.22	30,444,416.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,847,402.00	8,081,166.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,682,399.24	1,203,966.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4-1	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A13-2	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A15-2	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A5	26,209,118.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,846,626.27	7,664,280.48	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,730,675.39	5,111,699.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-C4	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-C4-B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-C4-C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-C2-1	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-C2-1B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-C2-1C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	188,467.78	371,599.90	0.00	0.00
13	4,376,364.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15A3	6,695,605.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A4-2	22,710,764.00	0.00	--	--	--	0.00	0.00	143,273.71	861,035.38	0.00	0.00
17A2	4,579,771.37	1,109,370.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A3	4,579,771.37	1,109,370.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	914,787.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	892,091.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,544,970.95	1,560,283.34	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,243,314.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A4-B	16,552,842.52	16,393,871.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,710,626.16	1,715,156.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,201,026.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	800,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4-2	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	07/10/26	0.00	0.00	28,148.85	110,981.86	0.00	0.00
Totals	1,035,229,406.20	177,771,324.53				13,407,232.55	1,001,497.00	749,791.74	8,722,651.42	10,722.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	33,061,300.00	0	0.00	3	99,687,259.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803815%	6.769480%	20
07/17/26	1	33,061,300.00	1	4,500,000.00	2	95,212,301.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803795%	6.769461%	21
06/17/26	1	4,500,000.00	1	33,061,300.00	2	95,241,003.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803797%	6.769464%	22
05/15/26	0	0.00	2	24,765,732.07	2	108,061,300.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803777%	6.769445%	23
04/17/26	2	24,794,132.99	1	33,061,300.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803778%	6.769448%	24
03/17/26	1	33,061,300.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	1	1,027,799.95	0	0.00	6.803757%	6.769427%	25
02/18/26	1	33,061,300.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803810%	6.769503%	26
01/16/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803788%	6.769482%	27
12/17/25	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803766%	6.769461%	28
11/18/25	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	2	65,000,000.00	0	0.00	0	0.00	6.803766%	6.769462%	29
10/20/25	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803744%	6.769440%	30
09/17/25	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803743%	6.769441%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30509740	02/06/25	17	6	389,901.39	7,379,034.28	304,410.86	75,000,000.00	05/07/25	98
12	30509713	06/05/26	1	1	188,467.78	371,599.90	173,806.27	33,061,300.00	12/08/25	1
16A4-2	30321673	02/06/26	5	6	143,273.71	861,035.38	0.00	20,348,896.62	02/20/26	2
27	30509682	04/06/26	3	3	28,148.85	110,981.86	0.00	4,500,000.00	02/13/25	1
Totals					749,791.74	8,722,651.42	478,217.13	132,910,196.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		11,027,057	11,027,057		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		843,239,956	710,491,396	132,748,559		0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	854,267,013	721,518,453	33,061,300	0	99,687,259	0
Jul-26	854,382,840	721,609,239	33,061,300	4,500,000	95,212,301	0
Jun-26	854,525,007	721,722,703	4,500,000	33,061,300	95,241,004	0
May-26	854,639,323	721,812,291	0	24,765,732	108,061,300	0
Apr-26	854,780,035	721,924,602	24,794,133	33,061,300	75,000,000	0
Mar-26	854,892,859	746,831,559	33,061,300	0	75,000,000	0
Feb-26	856,108,761	748,047,461	33,061,300	0	75,000,000	0
Jan-26	856,213,793	781,213,793	0	0	75,000,000	0
Dec-25	856,318,220	781,318,220	0	0	75,000,000	0
Nov-25	856,449,418	781,449,418	0	0	75,000,000	0
Oct-25	856,552,469	781,552,469	0	0	75,000,000	0
Sep-25	856,682,343	781,682,343	0	0	75,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30509740	75,000,000.00	75,000,000.00	98,900,000.00	06/23/25	8,371,493.86	1.02000	12/31/24	05/06/28	I/O
12	30509713	33,061,300.00	33,061,300.00	70,100,000.00	--	4,159,505.98	1.86000	12/31/24	05/05/28	I/O
16A4-2	30321673	20,187,259.34	20,348,896.62	276,700,000.00	--	21,327,795.71	1.73000	09/30/25	04/06/28	319
27	30509682	4,500,000.00	4,500,000.00	8,600,000.00	04/13/26	801,543.79	2.41000	12/31/24	04/06/28	I/O
Totals		132,748,559.34	132,910,196.62	454,300,000.00		34,660,339.34

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A1	30509740	MF	TX	05/07/25	98

8/11/2026 - The loan transferred to Special Servicing due to a monetary payment default. Notice of Default and Notice of Acceleration were disseminated, and Borrower executed a pre-negotiation agreement. A Receiver was appointed in

December 2025, who has since taken control of the asset, including property and leasing management to advance stabilization of the Property. The lender is trapping all cash flow and will continue to evaluate all available strategies that will maximize recovery to the trust.

12	30509713	IN	Various	12/08/25	1

8/11/2026 - The Loan transferred into special servicing on 12/8/2025 in connection with an imminent default relative to the sole tenant (iMedia Brands, Inc.) vacating the Property and termination without the consent of Lender. A Notice of Default and Not ice of Acceleration were sent to Borrower. The Special Servicer has engaged outside counsel, and the parties are holding discussions relative to a potential forbearance and will continue to dual track enforcement proceedings in order to evaluate all stra tegies and potential resolution scenarios that maximize recovery for the trust.

16A4-2	30321673	IN	Various	02/20/26	2

8/11/2026 - The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower not ified the special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company; however, CVB i s dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Judge si gned the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

27	30509682	IN	IL	02/13/25	1

8/11/2026 - The Borrower executed a reinstatement agreement to bring the loan current and funded a newly established debt service shortfall reserve for future projected shortfalls. Lender is trapping all cash flow, and issued a demand to keep the reserve fully funded. Special Servicer continues to monitor Borrower''s compliance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30509703	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
4A7	30509709	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
17A2	30508054	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
17A3	30509475	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
27	30509682	0.00	7.28000%	0.00	7.28000%	8	05/06/25	05/06/25	06/16/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	16,145.83	0.00	0.00	85,058.65	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.50	0.00	0.00	0.00
12	0.00	0.00	7,117.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16A4-2	0.00	0.00	4,351.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,114.45	0.00	0.00	85,058.65	0.00	0.00	13.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		116,186.60

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27